Long-Term Debt (Interest expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Long-Term Debt [Abstract]
Interest expense - long-term debt	$ 245	$ 262
Amortization of senior notes discounts	1	1
Interest income - short-term (net)	(6)	(3)
Capitalized interest		(2)
Interest expense - other	8	9
Interest expense	$ 248	$ 267